RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the Plan's financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,860,254,733	$1,581,584,786
Notes receivable from investments, included in investments on Form 5500	37,595,443	34,478,809
Notes receivable from participants	(37,595,443)	(34,478,809)
Net assets available for benefits per the Form 5500	$1,860,254,733	$1,581,584,786